Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares
Current assets	¥ 7,607,930,351	$ 1,193,850,290	¥ 8,899,049,546
Accounts receivable, allowance	0	0	0
Finance lease receivables-current, allowance	25,274,933	3,966,189	18,097,313
Short Term Allowance	0	0	2,304,639
Financing receivables, allowance	50,492,700	7,923,406	16,265,330
Non-current assets	3,339,173,681	523,989,217	3,246,883,053
Finance lease receivables - non-current, allowance	6,941,826	1,089,324	5,629,107
Short-term debts	579,776,131	90,979,527	355,816,940
Long-term debts—current	938,014,362	147,194,922	1,228,783,730
Accrued expenses and other current liabilities	719,035,377	112,832,342	324,734,202
Risk assurance liabilities	699,022,914	109,691,949	460,829,299
Income tax payable	481,854,105	75,613,424	87,132,455
Long-term debts—Non-current	486,371,672	76,322,329	977,791,191
Deferred tax liability	51,471,040	8,076,929	330,765,029
Consolidated VIE [Member]
Current assets	4,430,825,462	695,293,202	4,198,148,635
Non-current assets	3,301,555,221	518,086,059	3,209,332,271
Short-term debts	579,776,131	90,979,527	355,816,940
Long-term debts—current	938,014,362	147,194,922	1,228,783,730
Accrued expenses and other current liabilities	714,521,503	112,124,016	312,104,057
Risk assurance liabilities	699,022,914	109,691,949	460,829,299
Income tax payable	209,977,036	32,949,979	87,132,455
Long-term debts—Non-current	486,371,672	76,322,329	977,791,191
Deferred tax liability	10,724,126	1,682,849	12,523,538
Other non-current liabilities	991,610	155,606	4,870,616
Consolidated Trust [Member]
Current assets	0	0	605,970,437
Non-current assets	0	0	101,206,823
Long-term debts—current	0	0	401,761,874
Long-term debts—Non-current | ¥			0
Consolidated trusts and ABSs [Member]
Long-term debts—current	0	0	401,761,874
Accrued expenses and other current liabilities	¥ 0	$ 0	¥ 59,187
Common Class A [Member]
Ordinary shares, par value | $ / shares		$ 0.0001
Ordinary shares, shares authorized	420,674,280	420,674,280	420,674,280
Ordinary shares, shares issued	229,831,213	229,831,213	227,831,213
Ordinary shares, shares outstanding	206,506,455	206,506,455	224,771,083
Common Class B [Member]
Ordinary shares, par value | $ / shares		$ 0.0001
Ordinary shares, shares authorized	79,325,720	79,325,720	79,325,720
Ordinary shares, shares issued	72,978,677	72,978,677	74,978,677
Ordinary shares, shares outstanding	72,978,677	72,978,677	74,978,677